Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cantor Fitzgerald Variable Insurance Trust
Entity Central Index Key	0000941568
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000218423 [Member]
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Commodity Return Strategy Portfolio
Class Name	Class 2
Trading Symbol	CCRRX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Cantor Fitzgerald Commodity Return Strategy Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.cantorassetmanagement.com/capabilities/commodities/cantor ‑fitzgerald‑trust‑commodity‑return‑strategy‑portfolio‑share‑class‑2/. You can also request this information by contacting us at 855‑922‑6867.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	855‑922‑6867
Additional Information Website	www.cantorassetmanagement.com/capabilities/commodities/cantor ‑fitzgerald‑trust‑commodity‑return‑strategy‑portfolio‑share‑class‑2/
Expenses [Text Block]
What were the Portfolio costs for the last six months?
Semi-Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000	Costs paid as a percentage of

Name	investment	a $10,000 investment

Class 2	$43	0.80%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%
Net Assets	$ 728,643,464
Holdings Count | Holding	93
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$728,643,464

# of Portfolio Holdings	93

Portfolio Turnover Rate	28%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	59.2%

United States Agency Obligations	27.9%

Commodity Indexed Structured Notes	10.9%

Short-Term Investments	2.0%
Derivatives are not reflected in amounts reported above.

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 3.935%, due 07/31/27	7.9%

U.S. Treasury Floating Rate Notes, 3.875%, due 01/31/28	7.5%

U.S. Treasury Floating Rate Notes, 3.874%, due 01/31/27	6.1%

Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 3.630%, due 09/16/26	5.8%

Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 3.620%, due 12/29/26	5.1%

U.S. Treasury Floating Rate Notes, 3.936%, due 04/30/27	4.8%

U.S. Treasury Floating Rate Notes, 3.966%, due 10/31/27	4.5%

U.S. Treasury Floating Rate Notes, 3.981%, due 10/31/26	3.8%

U.S. Treasury Floating Rate Notes, 3.879%, due 04/30/28	3.3%

U.S. Treasury Notes, 4.250%, due 02/15/28	2.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 3.935%, due 07/31/27	7.9%

U.S. Treasury Floating Rate Notes, 3.875%, due 01/31/28	7.5%

U.S. Treasury Floating Rate Notes, 3.874%, due 01/31/27	6.1%

Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 3.630%, due 09/16/26	5.8%

Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 3.620%, due 12/29/26	5.1%

U.S. Treasury Floating Rate Notes, 3.936%, due 04/30/27	4.8%

U.S. Treasury Floating Rate Notes, 3.966%, due 10/31/27	4.5%

U.S. Treasury Floating Rate Notes, 3.981%, due 10/31/26	3.8%

U.S. Treasury Floating Rate Notes, 3.879%, due 04/30/28	3.3%

U.S. Treasury Notes, 4.250%, due 02/15/28	2.9%

Material Fund Change [Text Block]
Material Portfolio Changes
The below is a summary of certain changes that occurred since the Portfolio’s prior fiscal year ended December 31, 2025. On May 28, 2025, UBS Asset Management (Americas) LLC (“UBS AM (Americas)”) entered into a definitive agreement (the “Purchase Agreement”) with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O’Connor Alternative Investments acquired UBS AM (Americas)’s O’Connor investment platform (the “Transaction”). The portion of the Transaction related to the Portfolio closed on April 1, 2026. Related to the Transaction, the Board of Trustees of the Trust approved a new Investment Management Agreement (the “New Investment Management Agreement”) with O’Connor Alternative Investments and approved new trustees for the Board of Trustees. The New Investment Advisory Agreement and new trustees were also approved by shareholders at a meeting held on December 15, 2026. The new trustees began serving as trustees as of March 13, 2026, and the New Investment Management Agreement took effect on April 1, 2026 upon the closing of the Transaction.

C000031307 [Member]
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Commodity Return Strategy Portfolio
Class Name	Class 1
Trading Symbol	CCRSX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Cantor Fitzgerald Commodity Return Strategy Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at www.cantorassetmanagement.com/capabilities/commodities/cantor ‑fitzgerald‑trust‑commodity‑return‑strategy‑portfolio‑share‑class‑1/. You can also request this information by contacting us at 855‑922‑6867.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	855‑922‑6867
Additional Information Website	www.cantorassetmanagement.com/capabilities/commodities/cantor ‑fitzgerald‑trust‑commodity‑return‑strategy‑portfolio‑share‑class‑1/
Expenses [Text Block]
What were the Portfolio costs for the last six months?
Semi-Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000	Costs paid as a percentage of

Name	investment	a $10,000 investment

Class 1	$56	1.05%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
Net Assets	$ 728,643,464
Holdings Count | Holding	93
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Total Net Assets	$728,643,464

# of Portfolio Holdings	93

Portfolio Turnover Rate	28%

Holdings [Text Block]

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	59.2%

United States Agency Obligations	27.9%

Commodity Indexed Structured Notes	10.9%

Short-Term Investments	2.0%
Derivatives are not reflected in amounts reported above.

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 3.935%, due 07/31/27	7.9%

U.S. Treasury Floating Rate Notes, 3.875%, due 01/31/28	7.5%

U.S. Treasury Floating Rate Notes, 3.874%, due 01/31/27	6.1%

Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 3.630%, due 09/16/26	5.8%

Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 3.620%, due 12/29/26	5.1%

U.S. Treasury Floating Rate Notes, 3.936%, due 04/30/27	4.8%

U.S. Treasury Floating Rate Notes, 3.966%, due 10/31/27	4.5%

U.S. Treasury Floating Rate Notes, 3.981%, due 10/31/26	3.8%

U.S. Treasury Floating Rate Notes, 3.879%, due 04/30/28	3.3%

U.S. Treasury Notes, 4.250%, due 02/15/28	2.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 3.935%, due 07/31/27	7.9%

U.S. Treasury Floating Rate Notes, 3.875%, due 01/31/28	7.5%

U.S. Treasury Floating Rate Notes, 3.874%, due 01/31/27	6.1%

Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 3.630%, due 09/16/26	5.8%

Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 3.620%, due 12/29/26	5.1%

U.S. Treasury Floating Rate Notes, 3.936%, due 04/30/27	4.8%

U.S. Treasury Floating Rate Notes, 3.966%, due 10/31/27	4.5%

U.S. Treasury Floating Rate Notes, 3.981%, due 10/31/26	3.8%

U.S. Treasury Floating Rate Notes, 3.879%, due 04/30/28	3.3%

U.S. Treasury Notes, 4.250%, due 02/15/28	2.9%

Material Fund Change [Text Block]
Material Portfolio Changes
The below is a summary of certain changes that occurred since the Portfolio’s prior fiscal year ended December 31, 2025. On May 28, 2025, UBS Asset Management (Americas) LLC (“UBS AM (Americas)”) entered into a definitive agreement (the “Purchase Agreement”) with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O’Connor Alternative Investments acquired UBS AM (Americas)’s O’Connor investment platform (the “Transaction”). The portion of the Transaction related to the Portfolio closed on April 1, 2026. Related to the Transaction, the Board of Trustees of the Trust approved a new Investment Management Agreement (the “New Investment Management Agreement”) with O’Connor Alternative Investments and approved new trustees for the Board of Trustees. The New Investment Advisory Agreement and new trustees were also approved by shareholders at a meeting held on December 15, 2026. The new trustees began serving as trustees as of March 13, 2026, and the New Investment Management Agreement took effect on April 1, 2026 upon the closing of the Transaction.